Property, Plant and Equipment - Summary of Exploration Drilling Costs Capitalised for Periods Greater Than One Year (Details) $ in Millions	Dec. 31, 2019 USD ($) project well
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	60
Projects, Value	$ 4,393
Wells, Number | well	251
Wells, Value	$ 4,393
Between 1 and 5 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	45
Projects, Value	$ 3,195
Wells, Number | well	150
Wells, Value	$ 2,117
Between 6 and 10 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	10
Projects, Value	$ 961
Wells, Number | well	74
Wells, Value	$ 1,746
Between 11 and 15 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	5
Projects, Value	$ 237
Wells, Number | well	25
Wells, Value	$ 495
Between 16 and 20 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | project	0
Projects, Value	$ 0
Wells, Number | well	2
Wells, Value	$ 35